Long-Term Investments (Details) - Schedule of Long-Term Investments	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 CNY (¥)	Mar. 31, 2009 USD ($)	Mar. 31, 2009 CNY (¥)
Schedule of Long-Term Investments [Line Items]
Total long-term investments, at cost	$ 12,647,037	$ 12,515,817
Add: upward adjustments
Less: impairment and downward adjustments
Long-term investments	12,647,037	12,515,817
Huashang Micro Finance Co. [Member]
Schedule of Long-Term Investments [Line Items]
Total long-term investments, at cost	5,262,939	5,208,333
Long-term investments							$ 13,203,257	¥ 90,000,000
Longwan Rural Commercial Bank [Member]
Schedule of Long-Term Investments [Line Items]
Total long-term investments, at cost	6,229,935	6,165,296
Long-term investments			$ 7,172,207	¥ 44,982,000
Wenzhou Longlian Development Co., Ltd [Member]
Schedule of Long-Term Investments [Line Items]
Total long-term investments, at cost	$ 1,154,163	$ 1,142,188
Long-term investments					$ 1,307,982	¥ 8,333,400